Measurement of financial assets and liabilities - Derivatives and hedging (Details) - SGD 600m 3.80 notes 2035 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Financial instruments
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	$ (1)
Net investment hedge, effectiveness percentage	100.00%
Reserve of exchange differences on translation	$ (1)